Restructuring and Other Charges (Income) (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and other charges income [Abstract]
Schedule of restructuring and other charges (income)
Our restructuring and other charges (income) are comprised of restructuring, asset disposals and other charges (income) as noted below:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Restructuring Charges and Asset Disposals	$28.3	$28.0	$127.2
Other Charges (Income), Net	9.8	4.4	24.7
Total Restructuring and Other Charges	$38.1	$32.4	$151.9

Schedule of restructuring charges and asset disposals

	Restructuring Charges
(in Millions)	Severance and Employee Benefits (1)	Other Charges (Income) (2)	Asset Disposal Charges (3)	Total
Lithium Restructuring	$—	$—	$13.3	$13.3
Zeolites Shutdown	5.7	(0.1)	0.8	6.4
Huelva Shutdown	—	1.3	—	1.3
Other Items (4)	2.5	1.0	3.8	7.3
Year ended December 31, 2012	$8.2	$2.2	$17.9	$28.3
Sodium Percarbonate Phase-out	5.5	0.7	14.8	21.0
Huelva Shutdown	(0.6)	1.3	0.6	1.3
Other Items (4)	0.7	(0.5)	5.5	5.7
Year ended December 31, 2011	$5.6	$1.5	$20.9	$28.0
Alginates Restructuring	(0.6)	6.2	1.6	7.2
Huelva Shutdown	37.0	4.0	69.4	110.4
Barcelona Facility Shutdown	(0.2)	(3.0)	10.1	6.9
Other Items (4)	5.3	(2.6)	—	2.7
Year ended December 31, 2010	$41.5	$4.6	$81.1	$127.2
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(1)	Represents severance and employee benefit charges. Income represents adjustments to previously recorded severance and employee benefits.

(2)
Primarily represents costs associated with accrued lease payments, contract terminations, and other miscellaneous exit costs. Other Income primarily represents favorable developments on previously recorded exit costs as well as recoveries associated with restructuring.

(3)
Primarily represents accelerated depreciation and impairment charges on plant and equipment, which were or are to be abandoned. Asset disposal charges also included the acceleration effect of re-estimating settlement dates and revised cost estimates associated with asset retirement obligations due to facility shutdowns, see Note 8.

(4)	Represents charges associated with other restructuring activities, which have resulted in severance and asset disposal costs.

Restructuring reserve rollforward
The following table shows a roll forward of restructuring reserves that will result in cash spending. These amounts exclude asset retirement obligations, which are discussed in Note 8.

(in Millions)	Balance at 12/31/10 (3)	Change in reserves (2)	Cash payments	Other (4)	Balance at 12/31/11 (3)	Change in reserves (2)	Cash payments	Other (4)	Balance at 12/31/12 (3)
Zeolites Shutdown	$—	$—	$—	$—	$—	$5.6	$(4.5)	$0.4	$1.5
Sodium Percarbonate Phase-out	—	6.2	(4.9)	(0.2)	1.1	0.2	(1.3)	—	—
Huelva Restructuring	40.0	0.7	(34.4)	1.0	7.3	1.3	(5.7)	0.1	3.0
Other Workforce Related and Facility Shutdowns (1)	6.8	0.2	(4.2)	1.2	4.0	3.3	(1.5)	0.2	6.0
Total	$46.8	$7.1	$(43.5)	$2.0	$12.4	$10.4	$(13.0)	$0.7	$10.5
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(1)	Primarily severance costs related to workforce reductions and facility shutdowns described in the “Other Items” sections above.

(2)
Primarily severance, exited lease, contract termination and other miscellaneous exit costs. The accelerated depreciation and impairment charges noted above impacted our property, plant and equipment balances and are not included in the above tables.

(3)	Included in “Accrued and other liabilities” on the consolidated balance sheets.

(4)	Primarily foreign currency translation adjustments and cash proceeds associated with recoveries.

Schedule of other charges (income), net

	Year Ended December 31,
(in Millions)	2012	2011	2010
Environmental charges, net	$5.8	$3.1	$14.2
Other, net	4.0	1.3	10.5
Other Charges (Income), Net	$9.8	$4.4	$24.7